Other Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
6.	OTHER ASSETS

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Prepaid expenses	658	955	137
Advances to suppliers	1,686	964	138
Receivables from online payment agencies	892	585	84
Deposits	247	787	113
Licensed copyrights	1,176	1,225	176
Contract assets, net	1,415	1,876	269
VAT prepayments	436	1,605	231
Income tax prepayments	2	499	72
Others	329	693	100
Total other current assets	6,841	9,189	1,320
Long-term prepaid expenses	5,331	4,176	599
Produced content, net	3,736	4,355	626
Others	710	276	39

Total other non-current assets	9,777	8,807	1,264